Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Schedule of Composition and Movement	Composition and movement:
	hCDR1	Technology	Customer List	Brand	Total
	U.S. dollars in thousands
Balance as of January 1, 2025	380	2,374	280	782	3,816
Reclassification to discontinued operations	-	(2,374)	(280)	(782)	(3,436)
Impairment loss	(223)				(223)
Derecognition upon receipt of consideration (Biossil sublicense)	(157)				(157)

Balance as of December 31, 2025	-	-	-	-	-